STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance (in shares) at Dec. 31, 2017	29,782,770
Balance at Dec. 31, 2017	$ 298,000	$ 21,170,000	$ (20,845,000)	$ 623,000
Shares issued in connection with Landmark consulting agreement extensions (in shares)	277,778
Shares issued in connection with Landmark consulting agreement extensions	$ 3,000	22,000		25,000
Shares issued to Cherokee in connection with loan (in shares)	150,000
Shares issued to Cherokee in connection with loan	$ 1,000	16,000		17,000
Shares issued for board meeting attendance in lieu of cash (in shares)	68,820
Shares issued for board meeting attendance in lieu of cash	$ 1,000	6,000		7,000
Shares issued under December 2018 Private Placement (in shares)	2,000,000
Shares issued under December 2018 Private Placement	$ 20,000	180,000		200,000
Net loss			(1,028,000)	(1,028,000)
Balance (in shares) at Dec. 31, 2018	32,279,368
Balance at Dec. 31, 2018	$ 323,000	21,404,000	21,873,000	(146,000)
Share based payment expense	0	5,000		5,000
Net loss				(440,000)
Balance at Sep. 30, 2019	$ 325,000	21,425,000	(22,313,000)	(563,000)
Balance (in shares) at Dec. 31, 2018	32,279,368
Balance at Dec. 31, 2018	$ 323,000	21,404,000	21,873,000	(146,000)
Shares issued to Cherokee in connection with loan (in shares)	200,000
Shares issued to Cherokee in connection with loan	$ 2,000	12,000		14,000
Shares issued for board meeting attendance in lieu of cash (in shares)	201,616
Shares issued for board meeting attendance in lieu of cash	$ 2,000	15,000		17,000
Share based payment expense		6,000		6,000
Net loss			(681,000)	(681,000)
Balance (in shares) at Dec. 31, 2019	32,680,984
Balance at Dec. 31, 2019	$ 327,000	21,437,000	(22,554,000)	(790,000)
Share based payment expense	1,000	30,000		31,000
Net loss			(563,000)	(563,000)
Balance at Sep. 30, 2020	$ 359,000	$ 21,658,000	$ (23,117,000)	$ (1,100,000)